Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Hong Kong ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 6.2%
Bank of East Asia Ltd. (The)(a)	4,415,410	$9,961,501
BOC Hong Kong Holdings Ltd.	12,480,000	42,409,121
Hang Seng Bank Ltd.	2,572,100	52,442,549

		104,813,171

Beverages — 1.0%
Budweiser Brewing Co. APAC Ltd.(b)(c)	4,452,500	15,869,790

Biotechnology — 1.5%
BeiGene Ltd., ADR(c)	121,384	24,676,154

Capital Markets — 7.5%
Hong Kong Exchanges & Clearing Ltd.	4,025,200	127,115,639

Diversified Telecommunication Services — 1.6%
HKT Trust & HKT Ltd.	12,725,500	18,662,928
PCCW Ltd.	14,286,169	8,614,317

		27,277,245

Electric Utilities — 6.7%
CK Infrastructure Holdings Ltd.	2,222,500	15,048,066
CLP Holdings Ltd.	5,532,200	57,034,083
HK Electric Investments & HK Electric Investments Ltd .	9,001,000	8,819,606
Power Assets Holdings Ltd.	4,662,000	32,428,974

		113,330,729

Equity Real Estate Investment Trusts (REITs) — 4.3%
Link REIT	7,095,000	72,511,258

Food & Staples Retailing — 0.4%
Dairy Farm International Holdings Ltd.	1,146,800	6,708,780

Food Products — 2.5%
Vitasoy International Holdings Ltd.(a)	2,490,000	9,574,782
WH Group Ltd.(b)	32,261,000	33,135,759

		42,710,541

Gas Utilities — 3.9%
Hong Kong & China Gas Co. Ltd.	34,211,100	65,207,705

Hotels, Restaurants & Leisure — 7.1%
Galaxy Entertainment Group Ltd.	7,294,000	47,708,831
Melco Resorts & Entertainment Ltd., ADR	712,019	15,151,765
Sands China Ltd.	8,163,200	38,585,596
SJM Holdings Ltd.	6,691,000	6,821,140
Wynn Macau Ltd.	5,240,400	11,528,177

		119,795,509

Industrial Conglomerates — 9.2%
CK Hutchison Holdings Ltd.	9,083,767	82,508,490
Jardine Matheson Holdings Ltd.	746,100	41,945,742
Jardine Strategic Holdings Ltd.	748,400	23,761,700
NWS Holdings Ltd.	5,261,000	7,057,009

		155,272,941

Insurance — 24.2%
AIA Group Ltd.	40,717,600	407,813,208

Security	Shares	Value

Machinery — 2.1%
Techtronic Industries Co. Ltd.	4,625,147	$34,772,432

Real Estate Management & Development — 18.5%
CK Asset Holdings Ltd.	8,699,267	57,845,083
Hang Lung Properties Ltd.	6,807,000	13,948,361
Henderson Land Development Co. Ltd.	4,886,762	23,504,403
Hongkong Land Holdings Ltd.	3,932,700	21,629,850
Kerry Properties Ltd.	2,196,500	7,085,257
New World Development Co. Ltd.	20,637,066	26,943,990
Sino Land Co. Ltd.	10,366,000	15,546,848
Sun Hung Kai Properties Ltd.	5,371,000	78,152,330
Swire Pacific Ltd., Class A	1,670,000	15,030,053
Swire Properties Ltd.	3,932,400	12,232,626
Wharf Real Estate Investment Co. Ltd.	4,081,150	22,653,504
Wheelock & Co. Ltd.	2,760,357	17,155,807

		311,728,112

Road & Rail — 1.7%
MTR Corp. Ltd.	5,187,583	29,093,276

Semiconductors & Semiconductor Equipment — 0.8%
ASM Pacific Technology Ltd.	1,031,200	13,463,465

Textiles, Apparel & Luxury Goods — 0.4%
Yue Yuen Industrial Holdings Ltd.	2,433,000	7,195,420

Total Common Stocks — 99.6% (Cost: $1,783,871,745)		1,679,355,375

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	3,127,970	3,129,221

Total Short-Term Investments — 0.2% (Cost: $3,129,526)		3,129,221

Total Investments in Securities — 99.8% (Cost: $1,787,001,271)		1,682,484,596

Other Assets, Less Liabilities — 0.2%		3,611,652

Net Assets — 100.0%		$1,686,096,248

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Hong Kong ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,773,322	(13,645,352)	3,127,970	$3,129,221	$9,440	(a)	$(1,739)	$1,373
BlackRock Cash Funds: Treasury, SL Agency Shares	613,000	(613,000)	—	—	6,718		—	—

				$3,129,221	$16,158		$(1,739)	$1,373

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	38	12/30/19	$6,392	$(178,174)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,679,355,375	$—	$—	$1,679,355,375
Money Market Funds	3,129,221	—	—	3,129,221

	$1,682,484,596	$—	$—	$1,682,484,596

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(178,174)	$—	$—	$(178,174)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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